CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income	$ 15,307,658	$ 13,176,164	$ 12,953,386
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,135,897	15,027,280	8,050,079
Amortization of intangibles	6,403,384	4,184,861	1,054,959
Amortization of financing costs	639,520	601,304	322,952
Share-based compensation	2,066,688	1,225,276	322,103
Changes in assets and liabilities:
Trade receivables	130,493	165,315	(653,265)
Prepaid expenses and other receivables	(657,660)	127,723	(616,012)
Due from related parties	927,980	(2,132,279)	(1,855,151)
Inventories	(786,648)	(337,318)	(1,232,576)
Other assets	(1,297)	0	(2,618)
Trade accounts payable	(1,118,602)	1,294,345	851,925
Accrued expenses	259,209	383,184	1,352,307
Due to related parties	4,432	(892,828)	93,612
Deferred income	(113,550)	(291,094)	1,237,708
Net Cash from Operating Activities	38,197,504	32,531,933	21,879,409
Cash Flows from Investing Activities:
Acquisition of vessels, attached intangibles and related capital expenditures	0	(62,413,713)	(328,521,029)
Other fixed assets acquired	0	(6,842)	(293,080)
Increase in restricted cash	0	0	(10,000,000)
Net Cash used in Investing Activities	0	(62,420,555)	(338,814,109)
Cash Flows from Financing Activities:
Proceeds from long-term debt	0	25,000,000	204,250,000
Proceeds from long-term loan from a related party	0	0	30,000,000
Repayment of long-term debt	(22,700,000)	(18,950,000)	(8,050,000)
Repayment of long-term loan from a related party	(14,000,000)	(1,000,000)	(15,000,000)
Payment of financing costs	(180,400)	(327,820)	(2,581,410)
Proceeds from the issuance of common shares	20,055,000	28,539,005	123,182,340
Proceeds from the issuance of preferred shares	20,972,472	38,499,990	0
Payment of other offering costs	(575,899)	(573,493)	(467,475)
Redemption of preferred shares	(19,653,227)	(20,779,230)	0
Dividends paid on common shares	(12,979,572)	(19,758,523)	(7,248,600)
Dividends paid on preferred shares	(1,765,440)	(770,010)	0
Net Cash from / (used in) Financing Activities	(30,827,066)	29,879,919	324,084,855
Net increase / (decrease) in cash and cash equivalents	7,370,438	(8,703)	7,150,155
Cash and cash equivalents at the beginning of the year	7,141,452	7,150,155	0
Cash and cash equivalents at the end of the year	14,511,890	7,141,452	7,150,155
Supplemental disclosure of cash flow information
Cash paid during the year for interest	7,028,947	7,221,373	3,281,283
Non-cash Financing and Investing activities:
Dividends on preferred shares	515,437	468,506	0
Non-cash financing activities (represent offering costs and financing fees)	103,980	0	1,070,763
Fair value consideration of shares issued for vessels acquisitions	$ 0	$ 0	$ 54,454,373